OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Prepaid expenses	$4,340	$5,053
Deferred taxes	1,619	7,603
Government authorities	903	641
Deposits with escrow agent	-	250
Derivative instruments	1,100	162
Other receivables	929	159

	$8,891	$13,868